HIMCO Variable Insurance Trust
One Hartford Plaza

Hartford, CT 06155

October 23, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             HIMCO Variable Insurance Trust, File Nos. 333-194995/811-22954

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and statements of additional information being used in connection with the offering of shares of HIMCO Variable Insurance Trust (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.              that the form of prospectuses and statements of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s registration statement (the “Amendment”) filed on September 26, 2014; and

2.              that the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 26, 2014.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-297-6375.

Sincerely,

/s/ Laura K. Kealey
Laura K. Kealey
Assistant Secretary

cc:	John V. O’Hanlon, Esq.